Annual Total Returns[BarChart] - Xtrackers MSCI Japan Hedged Equity ETF - Xtrackers MSCI Japan Hedged Equity ETF	2012	2013	2014	2015	2016	2017	2018	2019
Total	19.57%	51.69%	7.80%	9.08%	(2.00%)	20.83%	(14.03%)	20.78%